UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to:
Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2010

Date of reporting period:	3/31/2010

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2010, is filed herewith

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2010

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—97.2%

	Bermuda—0.4%
73,790	XL Capital, Ltd., Class A	$1,394,631

	Brazil—1.9%
8,034	Brasil Telecom SA, ADR†, *	68,048
14,162	Brasil Telecom SA, ADR (Preference)†, *	270,353
259,200	Centrais Eletricas Brasileiras SA, SP ADR	3,888,000
56,717	Tele Norte Leste Participacoes SA, ADR	1,001,622
5,560	Tim Participacoes SA, ADR†	154,346
19,132	Vivo Participacoes SA, ADR	518,668
		5,901,037
	Finland—1.8%
353,100	Nokia OYJ	5,506,353

	France—11.4%
1,298,200	Alcatel-Lucent†, *	4,110,361
165,384	Carrefour SA	7,982,082
196,800	Credit Agricole SA	3,449,587
204,729	France Telecom SA	4,905,209
299,056	Natixis*	1,615,870
84,900	Renault SA*	3,984,503
109,827	Sanofi-Aventis	8,197,974
26,701	Total SA	1,552,140
		35,797,726
	Germany—6.1%
68,800	Bayerische Motoren Werke AG†	3,180,515
37,120	Deutsche Bank AG, Registered†	2,863,178
185,900	Deutsche Post AG, Registered	3,229,613
551,400	Deutsche Telekom AG, Registered	7,483,782
26,870	Volkswagen AG (Preference)*	2,468,689
		19,225,777
	Italy—7.4%
257,300	Eni SpA	6,044,726
1,396,080	Intesa Sanpaolo SpA*	5,206,703
2,682,238	Telecom Italia SpA	3,867,154
4,975,190	Telecom Italia SpA-RSP	5,618,665
492,500	UniCredit SpA*	1,457,107
1,228,600	Unipol Gruppo Finanziario SpA (Preference)†	921,402
		23,115,757
	Japan—27.9%
169,000	Akita Bank, Ltd. (The)	680,343
122,600	Canon, Inc.	5,683,704
520,000	Chuo Mitsui Trust Holdings, Inc.†	1,954,176
220,000	Dai Nippon Printing Co., Ltd.†	2,974,946
117,238	Daiichi Sankyo Co., Ltd.†	2,197,899
164,300	FUJIFILM Holdings Corp.	5,664,304
572,000	Hitachi, Ltd.†, *	2,137,345
894,500	Mitsubishi UFJ Financial Group, Inc.†	4,692,773
226,699	Mitsui Sumitomo Insurance Group Holdings, Inc.†	6,298,543

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Japan (Continued)
2,272,000	Mizuho Financial Group, Inc.	$4,500,214
107,400	Nippon Telegraph & Telephone Corp.	4,530,578
94,000	Ono Pharmaceutical Co., Ltd.	4,186,724
94,800	Rohm Co., Ltd.†	7,084,625
95,000	Seven & I Holdings Co., Ltd.	2,297,698
387,500	Sompo Japan Insurance, Inc.†	2,721,627
146,000	Sony Corp.†	5,596,146
138,600	Sumitomo Mitsui Financial Group, Inc.	4,585,375
114,000	Taisho Pharmaceutical Co., Ltd.	2,074,946
81,400	Takeda Pharmaceutical Co., Ltd.	3,586,306
164,090	Takefuji Corp.†	699,227
93,900	TDK Corp.†	6,253,298
165,800	Tokio Marine Holdings, Inc.	4,673,998
59,500	Toyota Motor Corp.†	2,385,733
		87,460,528
	Mexico—2.0%
323,300	Cemex SAB de CV, SP ADR*	3,300,893
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	2,840,760
		6,141,653
	Netherlands—8.8%
678,333	Aegon NV*	4,651,445
67,900	Akzo Nobel NV†	3,874,965
289,232	Koninklijke Ahold NV	3,861,006
90,501	SNS Reaal*	568,070
548,700	STMicroelectronics NV*	5,469,397
206,882	Unilever NV CVA†	6,266,294
139,383	Wolters Kluwer NV	3,026,615
		27,717,792
	New Zealand—0.3%
651,951	Telecom Corp. of New Zealand, Ltd.	1,003,966

	Portugal—2.4%
686,408	Portugal Telecom SGPS SA, Registered	7,685,016

	South Korea—2.7%
214,900	Korea Electric Power Corp., SP ADR*	3,489,976
80,200	KT Corp., SP ADR*	1,664,952
199,977	SK Telecom Co., Ltd., ADR	3,451,603
		8,606,531
	Spain—1.4%
185,512	Telefonica SA	4,400,871

	Sweden—1.6%
464,730	Telefonaktiebolaget LM Ericsson, Series B†	4,909,040

	Switzerland—4.8%
100,300	Swiss Reinsurance, Co., Ltd., Registered*	4,944,031
10,440	Swisscom AG, Registered	3,815,473

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	Switzerland (Continued)
227,462	Tyco Electronics, Ltd.			$6,250,656
				15,010,160
	United Kingdom—16.3%
172,019	AstraZeneca Plc			7,675,724
801,994	Barclays Plc			4,387,112
330,550	BP Plc			3,128,580
322,100	British Sky Broadcasting Group Plc			2,943,951
260,107	GlaxoSmithKline Plc			4,997,554
261,900	Home Retail Group Plc			1,077,577
4,709,800	ITV Plc*			4,344,023
826,500	J Sainsbury Plc			4,110,835
1,452,600	Kingfisher Plc			4,728,399
1,341,738	Marks & Spencer Group Plc			7,539,284
847,201	WM Morrison Supermarkets Plc			3,775,182
98,569	Wolseley Plc*			2,382,466
				51,090,687

	TOTAL FOREIGN COMMON STOCKS (Cost $386,137,347)			304,967,525

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—13.0%

$6,328,232	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2010	6,328,232

Shares
34,264,605	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			34,264,605

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,592,837)			40,592,837

	TOTAL INVESTMENTS AT MARKET VALUE—110.2% (Cost $426,730,184)			345,560,362
	Liabilities in Excess of Other Assets—(10.2)%			(31,872,145)
	NET ASSETS—100.0%			$313,688,217

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2010, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	15.7%
Pharmaceuticals	10.5%
Commercial Banks	10.4%
Insurance	8.2%
Food and Staples Retailing	7.0%
Electronic Equipment, Instruments & Components	6.5%
Communications Equipment	4.6%
Semiconductors and Semiconductor Equipment	4.0%
Automobiles	3.8%
Oil, Gas and Consumable Fuels	3.4%
Media	3.3%
Electric Utilities	2.4%
Multiline Retail	2.4%
Food Products	2.0%
Household Durables	1.8%
Office Electronics	1.8%
Specialty Retail	1.5%
Wireless Telecommunication Services	1.3%
Chemicals	1.2%
Construction Materials	1.1%
Air Freight and Logistics	1.0%
Commercial Services & Supplies	0.9%
Capital Markets	0.9%
Trading Companies and Distributors	0.8%
Internet and Catalog Retail	0.3%
Consumer Finance	0.2%
Diversified Financial Services	0.2%
Short-Term Investments	13.0%
Total	110.2%

The accompanying notes are an integral part of these Schedule of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2010

Shares		Value (Note 1)

	COMMON STOCKS—99.3%

	Air Freight and Logistics—3.3%
94,100	Expeditors International of Washington, Inc.	$3,474,172

	Beverages—3.2%
49,730	PepsiCo, Inc.	3,290,137

	Biotechnology—10.2%
133,500	Celgene Corp.*	8,271,660
45,900	Genzyme Corp.*	2,378,997
		10,650,657
	Capital Markets—10.2%
136,400	Charles Schwab Corp. (The)	2,549,316
49,400	Invesco, Ltd.	1,082,354
20,250	Northern Trust Corp.	1,119,015
130,700	SEI Investments Co.	2,871,479
66,200	State Street Corp.	2,988,268
		10,610,432
	Chemicals—4.0%
58,800	Monsanto Co.	4,199,496

	Communications Equipment—3.8%
151,110	Cisco Systems, Inc.*	3,933,393

	Computers and Peripherals—8.8%
23,450	Apple, Inc.*	5,509,108
113,900	NetApp, Inc.*	3,708,584
		9,217,692
	Electronic Equipment, Instruments & Components—4.1%
72,700	Dolby Laboratories, Inc., Class A†, *	4,265,309

	Energy Equipment and Services—1.3%
21,600	Schlumberger, Ltd.	1,370,736

	Health Care Equipment and Supplies—19.1%
44,900	Baxter International, Inc.	2,613,180
34,800	C. R. Bard, Inc.	3,014,376
64,000	Gen-Probe, Inc.†, *	3,200,000
7,400	Intuitive Surgical, Inc.*	2,576,162
70,400	Stryker Corp.	4,028,288
80,300	Varian Medical Systems, Inc.*	4,442,999
		19,875,005
	Internet and Catalog Retail—3.5%
14,250	Priceline.com, Inc.†, *	3,633,750

	Internet Software and Services—5.7%
10,400	Google, Inc., Class A*	5,896,904

	IT Services—8.0%
89,100	Cognizant Technology Solutions Corp., Class A*	4,542,318

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	IT Services (Continued)
41,320	Visa, Inc., Class A			$3,761,360
				8,303,678
	Multiline Retail—3.6%
71,700	Target Corp.			3,771,420

	Pharmaceuticals—5.8%
27,800	Allergan, Inc.			1,815,896
54,600	Novo Nordisk A/S, SP ADR			4,210,752
				6,026,648
	Semiconductors and Semiconductor Equipment—1.6%
66,700	Altera Corp.†			1,621,477

	Software—3.1%
91,200	Adobe Systems, Inc.*			3,225,744

	TOTAL COMMON STOCKS (Cost $91,805,535)			103,366,650

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—11.0%

$1,451,325	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2010	1,451,325

Shares
10,003,630	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			10,003,630

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,454,955)			11,454,955

	TOTAL INVESTMENTS AT MARKET VALUE—110.3% (Cost $103,260,490)			114,821,605
	Liabilities in Excess of Other Assets—(10.3)%			(10,688,087)
	NET ASSETS—100.0%			$104,133,518

Notes to the Schedule of Investments:
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2010, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Health Care	35.1%
Information Technology	35.0%
Financials	10.2%
Consumer Discretionary	7.1%
Materials	4.0%
Industrials	3.4%
Consumer Staples	3.2%
Energy	1.3%
Short-Term Investments	11.0%
Total	110.3%

The accompanying notes are an integral part of these Schedule of Investments.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2010

Shares		Value (Note 1)

	COMMON STOCKS—93.5%

	Aerospace & Defense—2.1%
23,850	Goodrich Corp.	$1,681,902
40,990	Orbital Sciences Corp.*	779,220
101,500	Taser International, Inc.†, *	594,790
		3,055,912
	Air Freight and Logistics—0.6%
34,400	Hub Group, Inc., Class A*	962,512

	Auto Components—1.1%
22,700	Autoliv, Inc.†, *	1,169,731
25,400	Gentex Corp.	493,268
		1,662,999
	Biotechnology—0.9%
36,600	BioMarin Pharmaceutical, Inc.†, *	855,342
108,800	Nanosphere, Inc.†, *	521,152
		1,376,494
	Capital Markets—2.8%
75,900	GFI Group, Inc.†	438,702
16,000	Lazard, Ltd., Class A	571,200
18,300	optionsXpress Holdings, Inc.†, *	298,107
39,400	Raymond James Financial, Inc.†	1,053,556
48,600	Waddell & Reed Financial, Inc., Class A	1,751,544
		4,113,109
	Chemicals—2.8%
36,700	Albemarle Corp.	1,564,521
53,400	Cabot Corp.	1,623,360
15,600	FMC Corp.	944,424
		4,132,305
	Commercial Banks—1.5%
384,600	CapitalSource, Inc.†	2,149,914

	Commercial Services & Supplies—2.3%
20,600	Clean Harbors, Inc.†, *	1,144,536
112,500	EnergySolutions, Inc.	723,375
38,200	Republic Services, Inc.	1,108,564
21,520	Ritchie Bros. Auctioneers, Inc.†	463,326
		3,439,801
	Communications Equipment—2.5%
21,800	ADTRAN, Inc.†	574,430
33,690	Anaren, Inc.†, *	479,746
98,214	Arris Group, Inc.*	1,179,550
21,100	Ciena Corp.*	321,564
25,700	CommScope, Inc.†, *	720,114

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Communications Equipment (Continued)
55,300	Harmonic, Inc.*	$348,943
		3,624,347
	Computers and Peripherals—3.2%
78,342	Avid Technology, Inc.†, *	1,079,553
30,450	Diebold, Inc.	967,092
29,800	Seagate Technology*	544,148
56,400	Western Digital Corp.*	2,199,036
		4,789,829
	Construction and Engineering—3.2%
62,120	Chicago Bridge & Iron Co., NV*	1,444,911
23,880	Fluor Corp.†	1,110,659
35,100	Foster Wheeler AG*	952,614
16,080	Jacobs Engineering Group, Inc.†, *	726,655
24,700	Quanta Services, Inc.†, *	473,252
		4,708,091
	Containers and Packaging—3.3%
152,200	Crown Holdings, Inc.*	4,103,312
33,000	Packaging Corp. of America	812,130
		4,915,442
	Distributors—0.2%
13,800	LKQ Corp.*	280,140

	Diversified Consumer Services—0.9%
41,000	Sotheby’s†	1,274,690

	Diversified Telecommunication Services—1.4%
83,000	Cogent Communications Group, Inc.†, *	864,030
137,600	Premiere Global Services, Inc.*	1,136,576
		2,000,606
	Electrical Equipment—2.9%
25,700	AO Smith Corp.	1,351,049
57,400	Belden, Inc.	1,576,204
8,500	Franklin Electric Co., Inc.	254,915
15,600	Hubbell, Inc., Class B	786,708
8,000	Thomas & Betts Corp.*	313,920
		4,282,796
	Electronic Equipment, Instruments & Components—5.1%
32,100	Cognex Corp.	593,529
30,100	DTS, Inc.†, *	1,024,604
191,500	Flextronics International, Ltd.*	1,501,360
15,100	Itron, Inc.†, *	1,095,807
52,700	Jabil Circuit, Inc.	853,213
85,000	Rogers Corp.†, *	2,465,850
		7,534,363
	Energy Equipment and Services—3.2%
6,900	Core Laboratories NV†	902,520
29,100	Dril-Quip, Inc.†, *	1,770,444

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
9,911	ENSCO International Plc, SP ADR	$443,815
9,600	National-Oilwell Varco, Inc.	389,568
29,360	Noble Corp.*	1,227,835
		4,734,182
	Food Products—0.7%
69,100	Smart Balance, Inc.†, *	447,768
29,800	Smithfield Foods, Inc.†, *	618,052
		1,065,820
	Health Care Equipment and Supplies—5.8%
71,500	Cooper Cos., Inc. (The)†	2,779,920
238,600	Dexcom, Inc.†, *	2,321,578
185,500	Insulet Corp.†, *	2,799,195
59,100	Syneron Medical, Ltd.*	645,963
		8,546,656
	Health Care Providers and Services—1.9%
29,300	Catalyst Health Solutions, Inc.*	1,212,434
10,800	Mednax, Inc.*	628,452
33,400	Omnicare, Inc.†	944,886
		2,785,772
	Health Care Technology—0.4%
29,400	Eclipsys Corp.†, *	584,472

	Hotels, Restaurants & Leisure—0.3%
17,700	Cheesecake Factory, Inc. (The)†, *	478,962

	Household Durables—0.8%
26,600	Harman International Industries, Inc.*	1,244,348

	Industrial Conglomerates—0.4%
15,100	Carlisle Cos., Inc.	575,310

	Insurance—3.5%
15,400	Everest Re Group, Ltd.	1,246,322
49,300	W. R. Berkley Corp.†	1,286,237
4,100	White Mountains Insurance Group, Ltd.	1,455,500
39,900	Willis Group Holdings Plc	1,248,471
		5,236,530
	Internet Software and Services—0.5%
20,900	comScore, Inc.†, *	348,821
25,700	Switch & Data Facilities Co.†, *	456,432
		805,253
	IT Services—2.6%
97,400	Amdocs, Ltd.*	2,932,714
12,600	Global Payments, Inc.	573,930

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
63,400	Ness Technologies, Inc.*	$400,054
		3,906,698
	Life Sciences Tools and Services—2.9%
26,200	ICON Plc, SP ADR*	691,680
49,300	Illumina, Inc.†, *	1,917,770
25,000	Pharmaceutical Product Development, Inc.	593,750
44,200	QIAGEN NV†, *	1,016,158
		4,219,358
	Machinery—3.9%
61,700	Albany International Corp., Class A†	1,328,401
21,300	Kadant, Inc.†, *	306,933
30,900	Kaydon Corp.†	1,161,840
22,200	Navistar International Corp.†, *	993,006
25,700	Pall Corp.	1,040,593
9,800	Pentair, Inc.†	349,076
17,700	WABCO Holdings, Inc.*	529,584
		5,709,433
	Marine—0.4%
17,400	Kirby Corp.†, *	663,810

	Media—0.5%
39,600	Cinemark Holdings, Inc.†	726,264

	Metals and Mining—1.0%
20,900	Brush Engineered Materials, Inc.†, *	471,713
70,500	Hecla Mining Co.†, *	385,635
21,100	RTI International Metals, Inc.†, *	639,963
		1,497,311
	Multiline Retail—0.8%
19,440	Dollar Tree, Inc.*	1,151,237

	Oil, Gas and Consumable Fuels—5.5%
17,900	Cabot Oil & Gas Corp.†	658,720
27,300	CONSOL Energy, Inc.	1,164,618
22,500	Continental Resources, Inc.†, *	957,375
12,200	InterOil Corp.†, *	790,560
17,000	Massey Energy Co.	888,930
60,000	Rex Energy Corp.†, *	683,400
102,060	Talisman Energy, Inc.	1,741,143

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
47,200	World Fuel Services Corp.†	$1,257,408
		8,142,154
	Paper and Forest Products—0.4%
34,800	Neenah Paper, Inc.	551,232

	Personal Products—0.2%
10,600	Nu Skin Enterprises, Inc., Class A†	308,460

	Pharmaceuticals—0.5%
11,400	Perrigo Co.†	669,408

	Real Estate Investment Trusts (REITs)—2.1%
130,600	Annaly Capital Management, Inc., REIT	2,243,708
228,300	Chimera Investment Corp., REIT	888,087
		3,131,795
	Road and Rail—1.4%
31,200	Kansas City Southern†, *	1,128,504
22,500	Landstar System, Inc.†	944,550
		2,073,054
	Semiconductors and Semiconductor Equipment—11.1%
60,700	Actel Corp.†, *	840,695
48,400	Altera Corp.†	1,176,604
48,100	ATMI, Inc.†, *	928,811
18,500	Cabot Microelectronics Corp.*	699,855
16,800	Cree, Inc.†, *	1,179,696
35,500	Cymer, Inc.†, *	1,324,150
43,100	Fairchild Semiconductor International, Inc.*	459,015
80,220	Integrated Device Technology, Inc.*	491,748
61,200	International Rectifier Corp.†, *	1,401,480
60,000	Maxim Integrated Products, Inc.†	1,163,400
49,800	Microsemi Corp.†, *	863,532
7,100	Monolithic Power Systems, Inc.†, *	158,330
46,540	National Semiconductor Corp.	672,503
136,900	PMC-Sierra, Inc.*	1,221,148
19,700	Silicon Laboratories, Inc.†, *	939,099
183,170	Skyworks Solutions, Inc.†, *	2,857,452
		16,377,518
	Software—1.4%
28,200	Manhattan Associates, Inc.†, *	718,536
16,800	Rovi Corp.*	623,784
40,400	TiVo, Inc.†, *	691,648
		2,033,968
	Specialty Retail—1.9%
165,140	Chico’s FAS, Inc.	2,381,319

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	Specialty Retail (Continued)
6,900	Tractor Supply Co.†			$400,545
				2,781,864
	Trading Companies and Distributors—1.0%
25,200	Watsco, Inc.			1,433,376

	Wireless Telecommunication Services—1.6%
116,600	MetroPCS Communications, Inc.†, *			825,528
37,800	NII Holdings, Inc.*			1,574,748
				2,400,276

	TOTAL COMMON STOCKS (Cost $105,761,929)			138,137,871

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—32.5%

$9,225,327	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2010	9,225,327

Shares
38,748,398	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			38,748,398

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,973,725)			47,973,725

	TOTAL INVESTMENTS AT MARKET VALUE—126.0% (Cost $153,735,654)			186,111,596
	Liabilities in Excess of Other Assets—(26.0)%			(38,430,268)
	NET ASSETS—100.0%			$147,681,328

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2010, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.5%
Industrials	18.2%
Health Care	12.3%
Financials	9.9%
Energy	8.7%
Materials	7.5%
Consumer Discretionary	6.5%
Telecommunication Services	3.0%
Consumer Staples	0.9%
Short-Term Investments	32.5%
Total	126.0%

The accompanying notes are an integral part of these Schedule of Investments.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2010

Shares		Value (Note 1)

	COMMON STOCKS—99.9%

	Aerospace & Defense—9.5%
39,160	General Dynamics Corp.	$3,023,152
12,960	Lockheed Martin Corp.	1,078,531
21,640	Precision Castparts Corp.	2,742,004
31,630	Raytheon Co.	1,806,706
		8,650,393
	Biotechnology—4.6%
42,870	Amgen, Inc.*	2,561,911
27,175	Biogen Idec, Inc.*	1,558,758
		4,120,669
	Capital Markets—11.8%
92,040	Bank of New York Mellon Corp. (The)	2,842,195
9,730	Franklin Resources, Inc.	1,079,057
8,970	Goldman Sachs Group, Inc. (The)	1,530,551
98,790	Morgan Stanley	2,893,559
51,600	State Street Corp.	2,329,224
		10,674,586
	Chemicals—2.0%
22,340	Praxair, Inc.	1,854,220

	Commercial Banks—2.3%
80,650	U.S. Bancorp	2,087,222

	Communications Equipment—4.4%
120,390	Cisco Systems, Inc.*	3,133,752
20,940	QUALCOMM, Inc.	879,270
		4,013,022
	Computers and Peripherals—7.4%
4,320	Apple, Inc.*	1,014,898
20,850	EMC Corp.*	376,134
51,610	Hewlett-Packard Co.	2,743,071
20,190	International Business Machines Corp.	2,589,368
		6,723,471
	Diversified Financial Services—7.8%
176,520	Bank of America Corp.	3,150,882
87,330	JPMorgan Chase & Co.	3,908,017
		7,058,899
	Electronic Equipment, Instruments & Components—1.6%
42,650	Agilent Technologies, Inc.*	1,466,734

	Energy Equipment and Services—1.8%
53,500	Halliburton Co.	1,611,955

	Food and Staples Retailing—2.3%
32,260	CVS Caremark Corp.	1,179,426

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Food and Staples Retailing (Continued)
16,770	Wal-Mart Stores, Inc.	$932,412
		2,111,838
	Health Care Equipment and Supplies—2.9%
22,030	Baxter International, Inc.	1,282,146
16,840	Becton, Dickinson & Co.	1,325,813
		2,607,959
	Hotels, Restaurants & Leisure—5.1%
30,660	McDonald’s Corp.	2,045,635
66,660	Yum! Brands, Inc.	2,555,078
		4,600,713
	Household Products—2.0%
29,000	Kimberly-Clark Corp.	1,823,520

	Internet Software and Services—4.3%
64,520	eBay, Inc.*	1,738,814
3,800	Google, Inc., Class A*	2,154,638
		3,893,452
	IT Services—3.9%
25,550	Accenture Plc, Class A	1,071,823
26,360	Computer Sciences Corp.*	1,436,356
3,990	MasterCard, Inc., Class A	1,013,460
		3,521,639
	Life Sciences Tools and Services—1.3%
22,690	Thermo Fisher Scientific, Inc.*	1,167,174

	Media—3.8%
100,672	DIRECTV, Class A*	3,403,720

	Metals and Mining—2.1%
44,540	Teck Resources, Ltd., Class B*	1,940,162

	Oil, Gas and Consumable Fuels—7.6%
34,580	Chevron Corp.	2,622,201
38,750	Devon Energy Corp.	2,496,663
21,250	Occidental Petroleum Corp.	1,796,475
		6,915,339
	Pharmaceuticals—3.2%
17,830	Johnson & Johnson	1,162,516
26,450	Shire Plc, ADR	1,744,642
		2,907,158
	Software—8.2%
63,290	CA, Inc.	1,485,417
80,860	Microsoft Corp.	2,366,772
102,110	Oracle Corp.	2,623,206

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	Software (Continued)
54,860	Symantec Corp.*			$928,231
				7,403,626

	TOTAL COMMON STOCKS (Cost $71,423,288)			90,557,471

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—0.1%

$40,261	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	04/01/2010	40,261

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,261)			40,261

	TOTAL INVESTMENTS AT MARKET VALUE—100.0% (Cost $71,463,549)			90,597,732
	Other Assets in Excess of Liabilities—0.0%			22,542
	NET ASSETS—100.0%			$90,620,274

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
* Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2010, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	29.8%
Financials	21.9%
Health Care	11.9%
Industrials	9.6%
Energy	9.4%
Consumer Discretionary	8.8%
Consumer Staples	4.3%
Materials	4.2%
Short-Term Investments	0.1%
Total	100.0%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2010, the Company consisted of four separate diversified investment portfolios:  Brandes International Equity Fund, M Large Cap Growth Fund (formerly Turner Core Growth Fund), Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value.  The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous  market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds had all long-term investments at Level 1, with corresponding industries as represented in the schedule of investments, and all short-term investments at Level 2, as of March 31, 2010.

The Funds adopted FASB Accounting Standards Update No 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010. The Update requires the Funds to disclosure significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
Brandes International Equity Fund	$280,263,382	$—	$—	$(280,263,382)

*  The Fund(s) recognize transfers between Levels as of January 1, 2010.

Financial assets were transferred from Level 2 to Level 1 due to a change in the price source.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At March 31, 2010, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$32,612,373	$34,264,605
M Large Cap Growth Fund	9,785,649	10,003,630
Frontier Capital Appreciation Fund	37,810,399	39,748,398
Business Opportunity Value Fund	0	0

2.              Tax Information

At March 31, 2010, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

Brandes International Equity Fund	$426,730,204	$20,525,709	$(101,695,551)	$(81,169,842)
M Large Cap Growth Fund	103,634,861	12,800,980	(1,614,236)	11,186,744
Frontier Capital Appreciation Fund	154,531,286	39,107,242	(7,526,932)	31,580,310
Business Opportunity Value Fund	76,195,748	14,911,000	(509,016)	14,401,984

The Funds did not have any unrecognized tax benefits at March 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2010, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2006 through December 2009. No examination of any of the Funds’ tax filings is currently in progress.

3.              Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through May 20, 2010.  Management has determined that no material events require recognition or disclosure in the Funds’ report through this date.

Effective April 30, 2010, the name of the Brandes International Equity Fund changed to the M International Equity Fund; the Frontier Capital Appreciation Fund changed to the M Capital Appreciation Fund; and the Business Opportunity Value Fund changed to the M Business Opportunity Value Fund.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 17, 2010

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	May 17, 2010